SUBSEQUENT EVENTS (Details Textual) - USD ($)	1 Months Ended	2 Months Ended
	Mar. 01, 2016	Mar. 11, 2016	Mar. 07, 2016	Dec. 31, 2015	Dec. 31, 2014
Subsequent Event [Line Items]
Common Stock, Shares, Issued				22,428,313	0
Subsequent Event [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.80
Common Stock, Shares, Issued		45,508
Business Acquisition, Transaction Costs	$ 80,000
Stock Issued During Period, Shares, Issued for Services		53,233
Stock Issued During Period, Value, Issued for Services		$ 43,900
Common Stock, Capital Shares Reserved for Future Issuance	23,650,000
Cashless Exercise of Warrants		148,787
Subsequent Event [Member] | IMT Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	3,000,000
Subsequent Event [Member] | Reserved Options Price 0.25 [Member] | IMT Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	1,000,000
Reserved Options Price	$ 0.25
Subsequent Event [Member] | Reserved Options Price 0.95 [Member] | IMT Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	1,000,000
Reserved Options Price	$ 0.95
Subsequent Event [Member] | Reserved Options Price 1.05 [Member] | IMT Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	1,000,000
Reserved Options Price	$ 1.05
Subsequent Event [Member] | IncInteractive Motion Technologies Inc [Member]
Subsequent Event [Line Items]
Loans and Leases Receivable, Gross, Total	$ 300,000		$ 68,750
Investor [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.23
Investor [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued	64,248